Lease Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Lease Liabilities	Lease liabilities
The evolution of lease liabilities in 2024 and 2023 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2023	8,947
First application of IAS 21	4
Additions	2,082
Principal and interests payments	(2,647)
Principal payments (Note 28)	(2,143)
Interests payments	(504)
Disposals	(70)
Business combinations	2
Accrued interests	512
Translation differences and inflation adjustments	(531)
Transfers and others	4
Balance at 12/31/2024	8,303

Millions of euros	Lease liabilities
Balance at 12/31/2022	8,677
Additions	2,382
Principal and interests payments	(2,559)
Principal payments (Note 28)	(2,114)
Interests payments	(445)
Disposals	(138)
Accrued interests	435
Translation differences and inflation adjustments	62
Transfers and others	88
Balance at 12/31/2023	8,947
"Additions" includes fixed asset sale and leaseback transactions, which amounted to 12 million euros in 2024 (21 million euros in 2023). The gains recorded in 2024 and 2023 for sale and leaseback transactions amounted to 17 million euros and 105 million euros, respectively (see Note 26).
There are commitments for leases not started at December 31, 2024 amounting to 2,606 million euros, mainly related to the sites construction agreement between Telefónica Germany GmbH and Telxius Towers Germany GmbH (at December 31, 2023 1,117 million euros).
The maturity schedule of lease liabilities at December 31, 2024 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2025	2026	2027	2028	2029	Subsequent years	Non-current total	Total
Lease liabilities	2,339	1,666	1,401	1,179	983	1,890	7,119	9,458